Restatement of Previously Issued Financial Statements - Schedule of Consolidated Balance Sheets (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023		Sep. 30, 2023		Jun. 30, 2023	[2]	Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 3,064		$ 2,059						$ 5,308
Accounts receivable				65						13
Inventory		241		73
Loans receivable, net of provision for credit losses		306		279
Prepaid expenses and other current assets		238		180						129
Total current assets		3,912		2,656						5,450
Property and equipment, net		5,826		2,870						975
Operating lease right-of-use assets		1,622		1,051						1,273
Intangible Assets, net		9,748		12,076						15,180
Goodwill		55,573		55,573						55,573
Other non-current assets		129		129						60
Total assets		76,810		74,355						78,511
Current liabilities
Accounts payable		923		1,462						872
Accrued expenses		539		639						2,961
Financial liabilities, current
Financial liabilities, current, net of issuance costs				1,925
Other current liabilities				786						760
Total current liabilities		2,431		4,812						4,593
Financial liabilities, net of issuance costs										7,188
Warrant liability				3,920						528
Operating lease liabilities		1,297		840						1,078
Total liabilities		10,908		5,652						13,387
Stockholders’ equity
Preferred stock
Common stock		9		8						6
Additional paid-in capital		209,675		200,635						169,175
Accumulated deficit		(149,245)		(131,940)						(104,057)
Total stockholders’ equity		60,439	$ 65,525	68,703	[1]	$ 72,159	[2]	$ 69,716		65,124	[1],[2]	15,022
Total liabilities and stockholders’ equity		$ 76,810		74,355						78,511
As Previously Reported [Member]
Current assets
Cash and cash equivalents				2,059						5,308
Accounts receivable				65						13
Inventory				73
Loans receivable, net of provision for credit losses				557
Prepaid expenses and other current assets				427						408
Total current assets				3,181						5,729
Property and equipment, net				2,870						975
Operating lease right-of-use assets				800						1,187
Intangible Assets, net				11,388						22,224
Goodwill				60,360						59,126
Other non-current assets				129						60
Total assets				78,728						89,301
Current liabilities
Accounts payable				1,462						872
Accrued expenses				411						3,780
Financial liabilities, current										536
Financial liabilities, current, net of issuance costs				2,496
Other current liabilities				250						132
Total current liabilities				4,619						5,320
Financial liabilities, net of issuance costs										7,858
Warrant liability
Operating lease liabilities				840						1,226
Total liabilities				5,459		500				14,404
Stockholders’ equity
Preferred stock
Common stock				8						6
Additional paid-in capital				222,980						194,879
Accumulated deficit				(149,719)						(119,988)
Total stockholders’ equity				73,269		$ 9,100				74,897		16,202
Total liabilities and stockholders’ equity				78,728						89,301
Adjustments [Member]
Current assets
Cash and cash equivalents
Accounts receivable
Inventory
Loans receivable, net of provision for credit losses	[3]			(278)
Prepaid expenses and other current assets	[4]			(247)						(279)
Total current assets				(525)						(279)
Property and equipment, net
Operating lease right-of-use assets	[4]			251						86
Intangible Assets, net	[5]			688						(7,044)
Goodwill	[5]			(4,787)						(3,553)
Other non-current assets
Total assets				(4,373)						(10,790)
Current liabilities
Accounts payable
Accrued expenses	[6],[7]			228						(819)
Financial liabilities, current	[4]									(536)
Financial liabilities, current, net of issuance costs	[8]			(571)
Other current liabilities	[4]			536						628	[9]
Total current liabilities				193						(727)
Financial liabilities, net of issuance costs	[8]									(670)
Warrant liability	[5]									528
Operating lease liabilities										(148)	[4]
Total liabilities				193						(1,017)
Stockholders’ equity
Preferred stock
Common stock
Additional paid-in capital				(22,345)						(25,704)
Accumulated deficit				17,779						15,931
Total stockholders’ equity				(4,566)						(9,773)		$ (1,180)	[1]
Total liabilities and stockholders’ equity				$ (4,373)						$ (10,790)

[1]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[2]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the condensed consolidated statements of stockholders’ equity for the three and nine months ended September 30, 2023.
[3]	Uncollectable reserve – We identified a reserve for collection risk related to notes receivable.
[4]	Other - We corrected certain classifications, previously identified errors and out of period adjustments that were deemed immaterial to the annual or interim period in which they were recorded and restated prior periods to reflect these corrections in the appropriate periods.
[5]	QPhoton purchase accounting – We adjusted the final purchase price accounting for identifiable intangibles and the value attributable to the QPhoton Warrants, as defined below, including associated mark-to-market quarterly adjustments.
[6]	Accrued Expenses – We identified and corrected errors to record liabilities for performance-based bonus expenditures and state franchise fees to reflect the expenses in the appropriate period.
[7]	Stock-based compensation – We adjusted expenses and prior period retained earnings to reflect the change in our accounting policy election to account for forfeitures as they occur, as well as to refine assumptions used in calculating the fair value. We also ensured all such expenditures were accrued and accounted for in the appropriate periods based on vesting schedules and underlying agreements.
[8]	Debt issuance costs – We corrected errors to appropriately accrete issuance costs for the Streeterville Unsecured Note, as defined below, over the life of the loan.
[9]	Financing Expenditures – We corrected the presentation of Series A Preferred Stock dividends and ATM proceeds.